Derivatives and Hedging Activities (Details) - Schedule of transactions are designated as hedge accounting - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Transactions Are Designated As Hedge Accounting Abstract
Cash flow hedge	$ 39,821	$ 21,810